Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 194,469	₩ 204,668	₩ 195,850
Past service cost	(32,006)	(25,749)
Interest cost	534	961	2,391
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Opening defined benefit obligations	1,595,423	1,562,424
Current service cost	194,469	204,668
Past service cost	(32,006)	(25,749)
Interest cost	42,360	49,145
Remeasurements (before tax)	(137,464)	(27,885)
Benefit payments	(95,675)	(88,562)
Curtailment of plans	(80,470)	(74,459)
Net transfers from (to) related parties	(5,349)	(4,217)
Others	51	58
Closing defined benefit obligations	₩ 1,481,339	₩ 1,595,423	₩ 1,562,424